Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 249,356	$ 234,234
Accounts receivable, net	1,603,127	1,304,783
Short-term investments	1,018,000
Inventory	1,687,462	1,242,486
Prepaid expenses and other current assets	784,238	885,766
Current assets of discontinued operation		1,288,096
Total current assets	5,342,183	4,955,365
Property and equipment, net	1,010,801	875,919
Right of use assets, net	153,034	732,100
Intangible assets, net	15,538,337	11,598,063
Goodwill	5,983,852	5,392,123
Non-current assets of discontinued operation		56,049
Total assets	28,028,207	23,609,619
Current liabilities:
Accounts payable	4,105,794	6,015,595
Accrued expenses and other current liabilities	2,101,610	1,485,062
Deferred revenues	152,040	159,591
Current portion of operating leases liabilities	96,777	272,215
Income tax payable	27,643	22,919
Line of credit, net of debt issuance costs of $0 and $15,573, respectively	1,500,953	456,995
Current portion of convertible notes payable, net of debt issuance costs of $13,844 and $0, respectively	577,260
Current portion of notes payable, net of debt issuance costs of $34,997 and $212,848, respectively	1,301,212	1,365,675
Current portion of notes payable - related parties	1,389,923	1,686,352
Due to related party	32,452	17,253
Current liabilities of discontinued operation		1,491,662
Total current liabilities	11,285,663	12,973,319
Operating leases liabilities -net of current portion	58,713	482,212
Convertible notes payable - related parties, net of current portion, net of debt discount of $266,667 and $366,666, respectively	1,161,495	1,061,495
Notes payable, net of current portion	595,879	42,492
Notes payable - related parties, net of current portion	1,403,756	1,595,669
Total liabilities	14,505,506	16,155,187
Commitments and Contingencies (Note 16)
Stockholders' equity
Preferred stock
Common stock, $0.001 par value, 250,000,000 shares authorized 14,471,403 and 8,015,756 shares issued and outstanding as of December 31, 2020 and 2019, respectively	14,471	8,016
Additional paid-in-capital	39,050,260	26,259,575
Accumulated deficit	(23,648,898)	(18,495,461)
Total stockholders' equity attributable to Vinco Ventures, Inc.	15,416,598	7,772,130
Noncontrolling interests	(1,893,897)	(317,698)
Total stockholders' equity	13,522,701	7,454,432
Total liabilities and stockholders' equity	28,028,207	23,609,619
Series B Preferred Stock [Member]
Stockholders' equity
Preferred stock	$ 765